Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026		Mar. 31, 2025
Current assets:
Cash and cash equivalents (note 5)	$ 4,409		$ 5,972
Accounts receivable, net (note 6)	1,023		1,022
Inventories (note 7)	1,452		1,146
Prepaid expenses and other current assets, net (note 8)	253		430
Total current assets	7,137		8,570
Property, plant and equipment, net (note 9)	389		94
Intangible assets, net (note 10)	532
Goodwill (note 11)	260	[1]
Operating lease right-of-use assets, net (note 15)	2,424		784
Long-term deposits	179		11
Long-term loan receivable (note 12)	75		95
Investments in equity method investees (note 13)
TOTAL ASSETS	10,996		9,554
Current liabilities:
Accounts payable	437		613
Operating lease liabilities, current (note 15)	844		623
Accrued expenses and other current liabilities (note 14)	1,509		1,274
Current portion of long-term loan payable (note 16)	162
Income tax payable	162		486
Dividend payable	81		81
Total current liabilities	3,195		3,077
Operating lease liabilities, non-current (note 15)	1,742		187
Deferred tax liabilities	190
Long term accrued expenses (note 14)	26		23
Non current portion of long-term loan payable (note 16)	407
Total liabilities	5,560		3,287
Commitments and contingencies (note 17)
Shareholders’ equity:
Preferred shares, $0.01 par value (Authorized: 20,000 shares; no shares issued and outstanding as of March 31, 2025 and 2026)
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 4,401,825 and 4,626,676 shares as of March 31, 2025 and 2026 issued and outstanding)	46		44
Additional paid-in capital	12,417		12,178
Accumulated deficit	(6,961)		(5,437)
Accumulated other comprehensive loss	(610)		(516)
Total Highway Holdings shareholder’s equity	4,892		6,269
Non-controlling interests	544		(2)
Total Equity	5,436		6,267
TOTAL LIABILITIES AND EQUITY	$ 10,996		$ 9,554

[1]	Goodwill primarily represents the expected synergies arising from the acquisition, including expansion of the Group’s manufacturing capabilities in Germany, access to an established customer base and workforce. Goodwill is not expected to be deductible for tax purposes.